DRESDNER RCM EQUITY FUNDS, INC.
                   SUPPLEMENT DATED AUGUST 24, 1998
              TO THE STATEMENT OF ADDITIONAL INFORMATION
                           DATED MAY 1, 1998

The following information replaces in its entirety the fourth full paragraph in the Section entitled "The Investment Manager" at page 20 of the Statement of Additional Information:

Dresdner manages, operates and makes all decisions regarding the day-to-day business and affairs of the Investment Manager, subject to the oversight of Dresdner RCM's Board of Managers.